Document and Entity Information	9 Months Ended
May 31, 2014
DocumentAndEntityInformationAbstract
Entity Registrant Name	EFLO ENERGY, INC.
Entity Central Index Key	0001448806
Document Type	S-1
Document Period End Date	May 31, 2014
Amendment Flag	false
Current Fiscal Year End Date	--08-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company